Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 10,332	$ 17,964	$ 4,496
Inventories, reserve	$ 225,518	$ 469,082	$ 406,355
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	65,000,000	65,000,000	30,000,000
Common stock, shares issued	17,595,062	17,595,062	15,927,562
Common stock, shares outstanding	17,595,062	17,595,062	15,927,562